Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
SALES:
Third parties	$ 2,843,595	$ 1,799,206	$ 5,532,321	$ 4,138,294
Related party	24,367	74,698	107,052	130,273
Total Sales	2,867,962	1,873,904	5,639,373	4,268,567
COST OF SALES	1,381,527	1,262,548	2,831,668	2,624,400
GROSS PROFIT	1,486,435	611,356	2,807,705	1,644,167
OPERATING EXPENSES:
Salaries, wages and contract services	540,025	474,495	1,073,586	960,602
Professional services	152,751	149,411	338,777	221,714
Sales and marketing	92,609	102,976	166,126	184,984
Occupancy	89,777	91,338	180,512	185,938
Travel and entertainment	25,718	54,632	47,802	86,274
Depreciation	22,137	32,643	44,274	65,286
Administrative	66,054	54,829	111,916	95,701
Materials and development	4,710	9,360	26,369	22,473
Total Operating Expenses	993,781	969,684	1,989,362	1,822,972
INCOME (LOSS) FROM OPERATIONS	492,654	(358,328)	818,343	(178,805)
OTHER INCOME (EXPENSES):
Interest income		20		29
Interest expense	(10,091)	(28,004)	(17,424)	(56,530)
Other income, net	(12,137)	2,420	(12,124)	6,865
Total Income (Expenses)	(22,228)	(25,564)	(29,548)	(49,636)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	470,426	(383,892)	788,795	(228,441)
PROVISION FOR INCOME TAXES	(168,019)		(215,627)
NET INCOME (LOSS)	302,407	(383,892)	573,168	(228,441)
NET (INCOME) LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(43,902)	10,603	(83,208)	33,170
NET (LOSS) INCOME ATTRIBUTABLE TO NANOHOLDING INC.	$ 258,505	$ (373,289)	$ 489,960	$ (195,271)
NET INCOME (LOSS) PER COMMON SHARE:
Basic	$ 0.13	$ (0.19)	$ 0.25	$ (0.10)
Diluted	$ 0.13	$ (0.19)	$ 0.25	$ (0.10)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	1,970,134	1,970,134	1,970,134	1,970,134
Diluted	1,970,134	1,970,134	1,970,134	1,970,134